Share-based payment arrangements	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share-based payment arrangements	Share-based payment arrangements
Description of share-based payment arrangements:
At December 31, 2020, the Group had the following share-based payment arrangements:
Long term incentive plan 2015 (Equity-settled)
The Group's Board of Directors implemented in 2015 a long term incentive plan ('LTIP') for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years at anniversary date and 60% in the form of restricted stock units ('RSU's') which will be paid out in cash, with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSU's were granted on February 12, 2015. Vested stock options may be exercised until 13 years after the grant date. The stock options have an exercise price of €10.0475 and are equity-settled. As of December 31, 2020, all the stock options remained outstanding but all RSU's were exercised in 2018. The total employee benefit expense recognized in the consolidated statement of profit or loss during 2020 with respect to the LTIP 2015 was $0 thousand (2019: $0 thousand and 2018: expense of $37 thousand).
Long term incentive plan 2016 (Cash-settled)
The Group's Board of Directors implemented in 2016 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain their respective LTIP in cash, based on the volume weighted average price of the shares on Euronext Brussels over the 3 last business days of the relevant vesting period. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 54,616 phantom stocks were granted on February 2, 2016 and one-third was vested on the second anniversary, one-third on the third anniversary and one-third on the fourth anniversary. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. As of December 31, 2020, no phantom stocks were outstanding. The LTIP 2016 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2016, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation income recognized in the consolidated statement of profit or loss during 2020 was $0.3 million (2019: income of $0.1 million and 2018: income of $0.2 million).
Long term incentive plan 2017 (Cash-settled)
The Group's Board of Directors implemented in 2017 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain their respective LTIP in cash, based on the volume weighted average price of the shares on Euronext Brussels over the 3 last business days of the relevant vesting period. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 66,449 phantom stock units were granted on February 9, 2017 and one-third was vested on the second anniversary and one-third on the third anniversary. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. As of December 31, 2020, 16,210 phantom stocks were outstanding. The LTIP 2017 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2017, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation income recognized in the consolidated statement of profit or loss during 2020 was $0.3 million (2019: expense of $22,000 and 2018: expense of $0.2 million).

Long term incentive plan 2018 (Cash-settled)
The Group's Board of Directors implemented in 2018 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain their respective LTIP in cash, based on the volume weighted average price of the shares on Euronext Brussels over the 3 last business days of the relevant vesting period. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 154,432 phantom stock units were granted on February 16, 2018 and one-third was vested on the second anniversary. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. As of December 31, 2020, 71,854 phantom stocks were outstanding. The LTIP 2018 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2018, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation income recognized in the consolidated statement of profit or loss during 2020 was $0.4 million (2019: expense of $0.7 million and 2018: expense of $0.5 million).

Transaction Based Incentive Plan 2019 (Cash-settled)
The Group’s Supervisory Board has implemented in 2019 a transaction-based incentive plan ("TBIP") for key management personnel. Under the terms of this TBIP, key management personnel is eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the Fair Market Value ("FMV") of one share of the Company multiplied by the number of phantom stock units that have vested prior to the settlement date. The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date. The vesting and settlement of the TBIP is spread over a time frame of five years. The phantom stock awarded matures in four tranches: the first tranche of 12% vesting when the FMV reaches $12 (decreased with the amount of dividend paid since grant, if any), the second tranche of 19% vesting when the FMV reaches $14 (decreased with the amount of dividend paid since grant, if any), the third tranche of 25% vesting when the FMV reaches $16 (decreased with the amount of dividend paid since grant, if any) and the fourth tranche of 44% vesting when the FMV reaches $18 (decreased with the amount of dividend paid since grant, if any). In total a number of 1,200,000 phantom stock units were granted on January 8, 2019 and the first tranche of 12% was vested in the first quarter of 2020. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. As of December 31, 2020, 704,000 phantom stocks were outstanding. The TBIP 2019 qualifies as a cash-settled share-based payment transaction as the Company receives services from the participants and incur an obligation to settle the transaction in cash. The Company recognizes a liability at fair value in respect of its obligations under the TBIP 2019. The fair value of the plan is being determined using a binominal model with cost being spread of the expected vesting period over the various tranches. The compensation income recognized in the consolidated statement of profit or loss during 2020 was $0.4 million (2019: expense of $1.8 million).

Long term incentive plan 2019 (Equity-settled)

The Group’s Supervisory Board has implemented in 2019 an additional long term incentive plan (‘LTIP’) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (‘RSU’s’). The RSU’s vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2019) and will be settled in shares. In total 152,346 RSU’s were granted on April 1, 2019. As of December 31, 2020, 12,696 RSU’s were vested, however vested RSU’s will not be delivered in shares until the first business day after April 1, 2022. The compensation expense recognized in the consolidated statement of profit or loss during 2020 was $0.1 million.

Long term incentive plan 2020 (Equity-settled)

The Group’s Supervisory Board has implemented in 2020 an additional long term incentive plan (‘LTIP’) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (‘RSU’s’). The RSU’s vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2020) and will be settled in shares. In total 144,392 RSU’s were granted on April 1, 2020.

Measurement of Fair Value

The fair value of the employee share options under the 2015 LTIP has been measured using the Black-Scholes formula. Service and non-market performance conditions attached to the transactions were not taken into account in measuring fair value.
The inputs used in measurement of the fair values at grant date for the equity-settled share option programs were as follows:

	LTIP 2015
(figures in EUR)	Tranche 1	Tranche 2	Tranche 3
Fair value at grant date	1.853	1.853	1.853
Share price at grant date	10.050	10.050	10.050
Exercise price	10.0475	10.0475	10.0475
Expected volatility (weighted average)	39.63%	39.63%	39.63%
Expected life (days) (weighted average)	365	730	1,095
Expected dividends	8%	8%	8%
Risk-free interest rate	0.66%	0.66%	0.66%
Expected volatility has been based on an evaluation of the historical volatility of the Company's share price, particularly over the historical periods commensurate with the expected term. The expected term of the instruments has been based on historical experience and general option holder behavior using a Monte Carlo simulation.
The liability in respect of its obligations under the LTIP 2016, LTIP 2017 and LTIP 2018 is measured based on the Company’s share price at the reporting date and taking into account the extent to which the services have been rendered to date. One-third of the phantom stocks granted on February 2, 2016 was vested on the second anniversary, one-third on the third anniversary and one-third on the fourth anniversary. As of December 31, 2020, no phantom stocks remained outstanding. One-third of the phantom stocks granted on February 9, 2017 was vested on the second anniversary and one-third on the third anniversary, 16,210 phantom stocks remained outstanding as of December 31, 2020. One-third of the phantom stocks granted on February 16, 2018 was vested on the second anniversary, 71,854 phantom stocks remained outstanding as of December 31, 2020. The Company’s share price was EUR 10.613 at the grant date of the LTIP 2016, EUR 7.268 at the grant date of the LTIP 2017 and EUR 7.237 at the grant date of the LTIP 2018, and was EUR 6.60 as at December 31, 2020.
The Company recognizes a liability at fair value in respect of its obligations under the TBIP 2019. The fair value of the plan is being determined using a binominal model with cost being spread of the expected vesting period over the various tranches. The vesting and settlement of the TBIP is spread over a timeframe of five years. The phantom stock awarded matures in four tranches: the first tranche of 12% vesting when the Fair Market Value ("FMV") reaches USD 12 (decreased with the amount of dividend paid since grant, if any), the second tranche of 19% vesting when the FMV reaches USD 14 (decreased with the amount of dividend paid since grant, if any), the third tranche of 25% vesting when the FMV reaches USD 16 (decreased with the amount of dividend paid since grant, if any) and the fourth tranche of 44% vesting when the FMV reaches USD 18 (decreased with the amount of dividend paid since grant, if any). The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date. In total a number of 1,200,000 phantom stock units were granted on January 8, 2019 and the first tranche of 12% was vested in the first quarter of 2020. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. As of December 31, 2020, 704,000 phantom stocks were outstanding.

The inputs used in measurement of the fair value at grant date for the TBIP was as follows:

	TBIP
	Tranche 1	Tranche 2	Tranche 3	Tranche 4
Risk-free interest rate	1.69%	1.69%	1.69%	1.69%
Annual volatility	33.43%	33.43%	33.43%	33.43%
Expected vesting period (years)	3.05	3.38	3.69	3.98

The liability in respect of its obligations under the LTIP 2019 is subject for 75% to a relative TSR (Total Shareholder Return) compared to a peer group over a three years period. Each yearly measurement to be worth 1/3rd of 75% of the award. And subject for 25% to an absolute TSR of the Company’s Shares measured each year for 1/3 of 25% of the award. In total 152,346 RSU’s were granted on April 1, 2019. As of December 31, 2020, 12,696 RSU’s were vested, however vested RSU’s will not be delivered in shares until the first business day after April 1, 2022.
Expenses recognized in profit or loss
For details on related employee benefits expense, see Note 5 and Note 17. The expenses related to the LTIP 2016, LTIP 2017, LTIP 2018, TBIP 2019 and LTIP 2019 (2020: income of $1.2 million, 2019: expense of -$2.5 million and 2018: expense of -0.5 million) are included in employee benefits.
Reconciliation of outstanding share options
The number and weighted-average exercise prices of options under the 2015 LTIP are as follows:

(figures in EUR)	Number of options 2020	Weighted average exercise price 2020	Number of options 2019	Weighted average exercise price 2019
Outstanding at January 1	236,590	7.732	236,590	7,732.000
Forfeited during the year	—	—	—	—
Exercised during the year	—	—	—	—
Granted during the year	—	—	—	—
Outstanding at December 31	236,590	7.732	236,590	7.732
Vested at December 31	236,590	—	236,590	—